Loss before Income Taxes - Schedule of Administrative and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative and Other Expenses [Abstract]
Insurance	$ 3,465,211	$ 4,125,899	$ 6,750,308
Legal fees	1,675,769	2,735,055	1,730,766
Occupancy expenses	3,132,865	2,470,502	418,206
Consulting fees	7,042,419	4,298,968	3,672,513
Software implementation and systems-related expenses	1,410,012	1,214,833	1,758,962
Other	5,482,362	5,074,035	4,533,142
Total Administrative and other expenses	$ 22,208,638	$ 19,919,292	$ 18,863,897